Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

July 28, 2016

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-22824 and 333-211724

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“1933 Act”), on behalf of Steben Select Multi-Strategy Fund (the “Fund”), is the Fund’s Pre-Effective Amendment No. 1 to the registration statement on Form N-2 (“PEA 1”), relating to the Fund’s re-registration of shares under the 1933 Act.

The purpose of PEA 1 is to incorporate all the SEC staff comments that have been received to date with respect to the Fund’s registration statement on Form N-2 which was filed with the SEC on May 31, 2016 (SEC Accession No. 0001144204-16-105929). PEA does not include any material changes with respect to the establishment and operation of the Fund.

The Fund intends to seek effectiveness, pursuant to the 1933 Act, of the Registration Statement on or about July 28, 2016 or as soon thereafter as practicable.

* * *

Please feel free to contact me at 240.631.7602 with any questions or comments you may have.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	George J. Zornada

     K&L Gates LLP